UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Magidson
Title:    Managing Member
Phone:    (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts          November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $336,926
                                         (thousands)


List of Other Included Managers: NONE


                                                     FORM 13F INFORMATION TABLE

                               TITLE OF                   VALUE       SHRS OR   SH/ PUT/   INVSMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (X$1000)    PRN AMT   PRN CALL   DSCRTN  MNGRS     SOLE     SHARED    NONE
AMERICAN CAPITAL STRATEGIES    COM            024937104     2,137       50,000  SH          SOLE              50,000
ALESCO FINL INC                COM            014485106       492      100,000  SH          SOLE             100,000
AON CORP                       COM            037389103     6,387      142,526  SH          SOLE             142,526
BANK OF AMERICA CORPORATION    COM            060505104    12,577      250,185  SH          SOLE             250,185
BEARINGPOINT INC               COM            074002106     3,622      894,202  SH          SOLE             894,202
BENJAMIN FRANKLIN BANCORP IN   COM            082073107     3,313      232,327  SH          SOLE             232,327
BANKFINANCIAL CORP             COM            06643P104     1,547       97,761  SH          SOLE              97,761
BANKUNITED FINL CORP           CL A           06652B103     2,262      145,565  SH          SOLE             145,565
COMMERCE BANCORP INC NJ        COM            200519106    11,098      286,172  SH          SOLE             286,172
CENTURY BANCORP INC            CL A NON VTG   156432106     4,830      221,750  SH          SOLE             221,750
DORAL FINL CORP                COM NEW        25811P886     1,590       72,400  SH          SOLE              72,400
DOWNEY FINL CORP               COM            261018105     2,312       40,000  SH          SOLE              40,000
ESSA BANCORP INC               COM            29667D104     8,474      760,000  SH          SOLE             760,000
FIRST BANCORP P R              COM            318672102     1,192      125,510  SH          SOLE             125,510
FIRST CMNTY BANCORP CALIF      COM            31983B101     9,027      165,000  SH          SOLE             165,000
FIRSTFED FINL CORP             COM            337907109     2,977       60,088  SH          SOLE              60,088
FLUSHING FINL CORP             COM            343873105     3,159      188,036  SH          SOLE             188,036
FREMONT GEN CORP               COM            357288109     1,950      500,000  SH          SOLE             500,000
GOLDLEAF FINANCIAL SOLUTIONS   COM            38144H208     3,413    1,050,000  SH          SOLE           1,050,000
GRAMERCY CAP CORP              COM            384871109       340       13,500  SH          SOLE              13,500
GREENLIGHT CAPITAL RE LTD      CLASS A        G4095J109     2,545      125,500  SH          SOLE             125,500
GATX CORP                      COM            361448103    10,079      235,768  SH          SOLE             235,768
INDYMAC BANCORP INC            COM            456607100     5,468      231,600      PUT     SOLE             231,600
LEGACY BANCORP INC             CL A           52463G105     2,747      197,329  SH          SOLE             197,329
LANDAMERICA FINL GROUP INC     COM            514936103     2,273       58,300  SH          SOLE              58,300
METROPOLITAN HEALTH NETWORKS   COM            592142103     3,931    1,709,100  SH          SOLE           1,709,100
MERRILL LYNCH & CO INC         COM            590188108     2,374       33,306  SH          SOLE              33,306
MF GLOBAL LTD                  SHS            G60642108     4,820      166,200  SH          SOLE             166,200
MFA MTG INVTS INC              COM            55272X102     9,674    1,201,752  SH          SOLE           1,201,752
MGIC INVT CORP WIS             COM            552848103     2,243       69,425  SH          SOLE              69,425
NEWBRIDGE BANCORP              COM            65080T102     1,793      141,143  SH          SOLE             141,143
NEWPORT BANCORP INC            COM            651754103     3,737      300,593  SH          SOLE             300,593
NOVASTAR FINL INC              COM NEW        669947889     6,209      700,000      PUT     SOLE             700,000
PENNSYLVANIA COMM BANCORP IN   COM            708677109     3,729      117,812  SH          SOLE             117,812
REDWOOD TR INC                 COM            758075402     2,990       90,000  SH          SOLE              90,000
SCBT FINANCIAL CORP            COM            78401V102     4,010      116,098  SH          SOLE             116,098
SIGNATURE BK NEW YORK N Y      COM            82669G104     4,677      132,765  SH          SOLE             132,765
SLM CORP                       COM            78442P106     5,223      105,155  SH          SOLE             105,155
SOVEREIGN BANCORP INC          COM            845905108     6,485      380,596  SH          SOLE             380,596
SPDR TR                        UNIT SER 1     78462F103   122,232      801,100      PUT     SOLE             801,100
SUN BANCORP INC                COM            86663B102     3,681      210,347  SH          SOLE             210,347
S1 CORPORATION                 COM            78463B101       790       87,238  SH          SOLE              87,238
TAL INTL GROUP INC             COM            874083108     6,142      245,000  SH          SOLE             245,000
THORNBURG MTG INC              COM            885218107     2,580      200,802  SH          SOLE             200,802
THORNBURG MTG INC              COM            885218107    14,799    1,151,700      PUT     SOLE           1,151,700
TRIAD GTY INC                  COM            895925105     1,754       92,462  SH          SOLE              92,462
UNIONBANCAL CORP               COM            908906100     7,593      130,000  SH          SOLE             130,000
WEBSTER FINL CORP CONN         COM            947890109     4,431      105,200  SH          SOLE             105,200
WILLIS LEASE FINANCE CORP      COM            970646105     5,218      351,585  SH          SOLE             351,585


SK 21745 0002 825978